Share-Based Compensation - Warrants (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable (in shares)	950,000	1,100,000	900,000
Exercise Price (in dollars per share)	$ 4.24	$ 4.00
Service Providers Expiring January 2023 - One
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable (in shares)	100,000	100,000	0
Exercise Price (in dollars per share)	$ 7.50	$ 7.50
Service Providers Expiring January 2023 - Two
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable (in shares)	100,000	100,000	0
Exercise Price (in dollars per share)	$ 9.00	$ 9.00
Service Providers Expiring July 2022
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable (in shares)	200,000	200,000	200,000
Exercise Price (in dollars per share)	$ 5.00	$ 5.00
Service Providers Expiring October 2022
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding and Exercisable (in shares)	550,000	700,000	700,000
Exercise Price (in dollars per share)	$ 2.50	$ 2.50